MERRILL LYNCH DRAGON FUND, INC.

                   Supplement dated February 25, 2003 to the
           Statement of Additional Information dated April 17, 2002



     The section captioned "Directors and Officers" beginning on page 19 is amended as follows:

               The biographies of David Soden and See Wee Tan appearing on page 22 are hereby removed.


Code # 16260-04-02